Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($)
Deferred revenue recognized	$ 93,508
Prior period unbilled receivable, billed	129,230
Unsatisfied remaining performance obligations	$ 5,500,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-10-01
Remaining performance obligation, expected timing of recognized	3 years